Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 5,014	$ 5,531	$ 5,264
Provision for credit losses	1,882	2,343	4,356
Loans charged off	2,527	3,229	4,496
Less recoveries of loans charged off	(430)	(386)	(315)
Net loans charged off	2,097	2,843	4,181
Net change for credit losses to be reimbursed by the FDIC	(33)	(17)	92
Other changes	(33)
Balance at end of period	4,733	5,014	5,531
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,010	1,104	1,208
Provision for credit losses	316	312	723
Loans charged off	378	516	918
Less recoveries of loans charged off	(103)	(110)	(91)
Net loans charged off	275	406	827
Balance at end of period	1,051	1,010	1,104
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,154	1,291	1,001
Provision for credit losses	(131)	361	1,135
Loans charged off	242	543	871
Less recoveries of loans charged off	(76)	(45)	(26)
Net loans charged off	166	498	845
Balance at end of period	857	1,154	1,291
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	927	820	672
Provision for credit losses	446	596	694
Loans charged off	461	502	554
Less recoveries of loans charged off	(23)	(13)	(8)
Net loans charged off	438	489	546
Balance at end of period	935	927	820
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	992	1,395	1,495
Provision for credit losses	571	431	1,100
Loans charged off	769	922	1,270
Less recoveries of loans charged off	(102)	(88)	(70)
Net loans charged off	667	834	1,200
Other changes	(33)
Balance at end of period	863	992	1,395
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	831	807	871
Provision for credit losses	558	628	681
Loans charged off	666	733	863
Less recoveries of loans charged off	(125)	(129)	(118)
Net loans charged off	541	604	745
Balance at end of period	848	831	807
Total loans, excluding covered loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,914	5,417	5,247
Provision for credit losses	1,760	2,328	4,333
Loans charged off	2,516	3,216	4,476
Less recoveries of loans charged off	(429)	(385)	(313)
Net loans charged off	2,087	2,831	4,163
Other changes	(33)
Balance at end of period	4,554	4,914	5,417
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	100	114	17
Provision for credit losses	122	15	23
Loans charged off	11	13	20
Less recoveries of loans charged off	(1)	(1)	(2)
Net loans charged off	10	12	18
Net change for credit losses to be reimbursed by the FDIC	(33)	(17)	92
Balance at end of period	$ 179	$ 100	$ 114